Organization and Description of Business (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	May 17, 2021
World Energy Efficiency Services, LLC [Member]
Organization and Description of Business (Details) [Line Items]
Membership interests, percentage			100.00%
Business Acquisition [Member]
Organization and Description of Business (Details) [Line Items]
Business combination, description	XL Fleet Corp. and its subsidiaries (“XL Fleet” or the “Company”) is a leading provider of fleet electrification solutions for commercial vehicles in North America, offering solutions for vehicle electrification (“Drive Systems”) and infrastructure solutions such as vehicle charging stations through its XL Grid programs, as further described below. XL Fleet has over 4,400 electrified powertrain systems sold and driven over 160 million miles by over 235 fleets, as of June 30, 2021. XL Fleet’s vision is to become the world leader in commercial fleet electrification solutions, with a mission of accelerating the adoption of fleet electrification systems through cost effective, customer tailored and comprehensive solutions.	XL Fleet Corp. and its subsidiaries (“XL Fleet” or the “Company”) is a leading provider of fleet electrification solutions for commercial vehicles in North America, with over 4,300 electrified powertrain systems sold and driven over 140 million miles by over 200 fleets, as of December 31, 2020. XL Fleet’s vision is to become the world leader in fleet electrification solutions, with a mission of accelerating the adoption of fleet electrification systems through cost effective, customer tailored and comprehensive solutions.